PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund Shareholder Fees	Jun. 30, 2025 USD ($)
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund | PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other